Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2025	2024
	U.S. Dollars in thousands
Finished products	$35,422	$29,368
Purchased products	8,143	9,749
Work in progress	7,033	9,165
Raw materials	34,345	30,537
Total Inventories	$84,943	$78,819